Nuveen Intermediate Duration Quality
Municipal Term Fund
Portfolio of Investments February 28, 2023
(Unaudited)
NIQ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 98.3%   (100.0% of Total Investments)
X 158,634,656 MUNICIPAL BONDS - 93.9% (95.5% of Total Investments)
X 158,634,656
Alabama - 0.8% (0.8% of Total Investments)
$ 1,000 Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds,
Series 2016A, 5.000%, 9/01/34
No Opt. Call A2   $ 1,055,390
248 Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series
2019A, 4.500%, 5/01/32, 144A 2021 2021
5/29 at 100.00 N/R   222,683
1,248 Total Alabama 1,278,073
Arizona - 0.6% (0.7% of Total Investments)
1,000 Tempe, Arizona, Water and Sewer Revenue Bonds, Series 2021, 5.000%,
7/01/41
7/31 at 100.00 AA+   1,099,390
1,000 Total Arizona 1,099,390
California - 6.4% (6.5% of Total Investments)
55 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020A, 4.000%, 6/01/49
6/30 at 100.00 BBB+   48,544
1,170 California Municipal Finance Authority, Revenue Bonds, Linxs APM
Project, Senior Lien Series 2018A, 5.000%, 12/31/43, (AMT)
6/28 at 100.00 BBB-   1,173,510
1,000 California Municipal Finance Authority, Revenue Bonds, Linxs APM
Project, Senior Lien Series 2018B, 5.000%, 6/01/48, (AMT)
6/28 at 100.00 BBB-   987,600
370 California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, San Diego County Water Authoriity Desalination
Project Pipeline, Refunding Series 2019, 5.000%, 7/01/39, 144A
1/29 at 100.00 BBB   376,523
1,930 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.250%, 12/01/34
12/24 at 100.00 BB+   1,964,952
3,335 Eastern Municipal Water District Financing Authority, California, Water
and Wastewater Revenue Bonds, Series 2017D, 5.250%, 7/01/42
7/27 at 100.00 AAA   3,581,490
105 Independent Cities Finance Authority, California, Mobile Home Park
Revenue Bonds,  Rancho Vallecitos Mobile Home Park, Series 2013,
4.500%, 4/15/23
No Opt. Call A-   105,086
700 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2021B, 5.000%, 7/01/29
No Opt. Call Aa2   798,581
155 Riverside County Redevelopment Agency, California, Tax Allocation
Housing Bonds, Series 2011A, 8.000%, 10/01/26, (ETM)
No Opt. Call A  (4) 166,543
1,500 San Diego Association of Governments, California, South Bay
Expressway Toll Revenue Bonds, First Senior Lien Series 2017A,
5.000%, 7/01/36
7/27 at 100.00 A   1,601,895
10,320 Total California 10,804,724
Colorado - 11.8% (12.0% of Total Investments)
3,045 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/30
8/29 at 100.00 A-   3,294,172
5,000 Colorado Springs, Colorado, Utilities System Revenue Bonds, Refunding
Series 2017A-2, 5.000%, 11/15/47
11/27 at 100.00 AA+   5,228,700

Nuveen Intermediate Duration Quality Municipal Term Fund
(continued)
Portfolio of Investments
February 28, 2023

NIQ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Colorado State Board of Governors, Colorado State
University Auxiliary Enterprise System Revenue Bonds,
Refunding Series 2013A:
$ 500 5.000%, 3/01/25 No Opt. Call AA   $ 518,050
2,145 5.000%, 3/01/27 No Opt. Call AA   2,306,368
Colorado State Board of Governors, Colorado State
University Auxiliary Enterprise System Revenue Bonds,
Tender Option Bond Trust 2016-XF2354:
725 9.509%, 3/01/28, 144A, (IF) (5) No Opt. Call AA   1,073,711
200 9.509%, 3/01/29, 144A, (IF) (5) No Opt. Call AA   317,198
1,870 Denver Convention Center Hotel Authority, Colorado, Revenue Bonds,
Convention Center Hotel, Refunding Senior Lien Series 2016, 5.000%,
12/01/30
12/26 at 100.00 Baa2   1,921,967
1,000 Public Authority for Colorado Energy, Natural Gas Purchase Revenue
Bonds,  Colorado Springs Utilities, Series 2008, 6.500%, 11/15/38
No Opt. Call AA-   1,191,970
4,000 University of Northern Colorado at Greeley, Institutional Enterprise
System Revenue Bonds, Refunding Series 2016A, 5.000%, 6/01/46
6/26 at 100.00 Aa2   4,131,080
18,485 Total Colorado 19,983,216
District of Columbia - 3.5% (3.6% of Total Investments)
4,000 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Refunding & Subordinate Lien Series 2019B, 4.000%,
10/01/53 - AGM Insured
10/29 at 100.00 AA   3,633,160
2,000 Washington Metropolitan Area Transit Authority, District of Columbia,
Dedicated Revenue Bonds, Series 2020A, 5.000%, 7/15/33
7/30 at 100.00 AA   2,283,180
6,000 Total District of Columbia 5,916,340
Florida - 4.9% (4.9% of Total Investments)
150 Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds,
Fleet Landing Project, Series 2013A, 5.000%, 11/15/23
No Opt. Call BBB   150,225
130 Belmont Community Development District, Florida, Capital
Improvement Revenue Bonds, Phase 1 Project, Series 2013A, 5.500%,
11/01/23
No Opt. Call N/R   131,050
1,500 Broward County, Florida, Tourist Development Tax Revenue Bonds,
Convention Center Expansion Project, Series 2021, 4.000%, 9/01/51
9/31 at 100.00 Aa3   1,320,210
1,270 Brwoard County, Florida, Fuel System Revenue Bonds, Fort Lauderdale
Fuel Facilities LLC Project, Series 2013A, 5.000%, 4/01/23 - AGM
Insured, (AMT), (ETM)
No Opt. Call AA  (4) 1,271,664
280 Capital Trust Agency, Florida, Fixed Rate Air Cargo Revenue Refunding
Bonds, Aero Miami FX, LLC Project, Series 2010A, 5.350%, 7/01/29
3/23 at 100.00 Baa3   280,630
350 Collier County Educational Facilities Authority, Florida, Revenue Bonds,
Ave Maria University, Refunding Series 2013A, 4.500%, 6/01/23
No Opt. Call BBB-   349,962
1,000 Florida Mid-Bay Bridge Authority, Revenue Bonds, 1st Senior Lien Series
2015A, 5.000%, 10/01/23
No Opt. Call BBB+   1,007,110
500 Gainesville, Florida, Utilities System Revenue Bonds, Series 2017A,
5.000%, 10/01/36
10/27 at 100.00 Aa3   535,680
2,000 Miami-Dade County, Florida, Transit System Sales Surtax Revenue
Bonds, Series 2022, 5.000%, 7/01/51
7/32 at 100.00 AA   2,142,960
510 Putnam County Development Authority, Florida, Pollution Control
Revenue Bonds, Seminole Electric Cooperatice, Inc. Project, Refunding
Series 2018B, 5.000%, 3/15/42
5/28 at 100.00 A-   532,129

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 305 Southeast Overtown/Park West Community Redevelopement Agency,
Florida, Tax Increment Revenue Bonds, Series 2014A-1, 5.000%,
3/01/24, 144A
No Opt. Call BBB+   $ 309,230
190 Verandah West Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Series 2013, 4.000%,
5/01/23
No Opt. Call N/R   189,842
8,185 Total Florida 8,220,692
Georgia - 4.9% (4.9% of Total Investments)
1,000 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc.,
Series 2017B, 5.250%, 2/15/45
2/27 at 100.00 AA   1,041,260
1,000 Geo. L. Smith II Georgia World Congress Center Authority, Georgia,
Convention Center Hotel Revenue Bonds,  First Tier Series 2021A,
4.000%, 1/01/54
1/31 at 100.00 BBB-   793,500
2,800 Georgia Ports Authority, Revenue Bonds, Series 2022, 5.000%, 7/01/47 7/32 at 100.00 AA   3,050,824
1,465 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project
J Bonds, Series 2019A, 5.000%, 1/01/49 - BAM Insured
7/28 at 100.00 AA   1,504,057
1,770 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project
M Bonds, Series 2022A, 5.000%, 7/01/52 - AGM Insured
7/32 at 100.00 AA   1,837,525
8,035 Total Georgia 8,227,166
Hawaii - 1.9% (1.9% of Total Investments)
3,000 Honolulu City and County, Hawaii, Wastewater System Revenue Bonds,
First Bond Resolution, Senior Series 2018A, 5.000%, 7/01/37
1/28 at 100.00 Aa2   3,239,790
3,000 Total Hawaii 3,239,790
Illinois - 7.8% (7.9% of Total Investments)
500 Cook County, Illinois, General Obligation Bonds, Refunding Series
2021A, 5.000%, 11/15/32
11/30 at 100.00 AA-   559,990
2,000 Illinois Municipal Electric Agency, Power Supply System Revenue Bonds,
Refunding Series 2015A, 5.000%, 2/01/27
8/25 at 100.00 AA-   2,076,460
2,500 Illinois State, General Obligation Bonds, November Series 2017D,
5.000%, 11/01/27
No Opt. Call BBB+   2,620,300
5,000 Illinois State, General Obligation Bonds, Series 2013, 5.000%, 7/01/23 No Opt. Call BBB+   5,017,750
290 Madison, Macoupin, Jersey, Calhoun, Morgan, Scott, and Greene
Counties Community College District 536, Illinois, General Obligation
Bonds, Lewis & Clark Community College, Refunding Series 2017A,
5.000%, 11/01/33 - AGM Insured
11/26 at 100.00 AA   307,258
665 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2020A, 4.000%, 6/15/50
12/29 at 100.00 A-   539,694
2,000 Springfield, Illinois, Electric Revenue Bonds, Refunding Senior Lien
Series 2015, 5.000%, 3/01/33
3/25 at 100.00 A   2,036,040
12,955 Total Illinois 13,157,492
Kentucky - 5.0% (5.0% of Total Investments)
2,000 Kentucky Bond Development Corporation, Kentucky, Industrial Building
Revenue Bonds, Kentucky Communications Network Authority, Series
2019, 5.000%, 9/01/49 - BAM Insured
3/30 at 100.00 AA   2,128,340
1,000 Kentucky Bond Development Corporation, Transient Room Tax Revenue
Bonds, Lexington Center Corporation Project, Series 2018A, 5.000%,
9/01/43
9/28 at 100.00 A2   1,048,220

Nuveen Intermediate Duration Quality Municipal Term Fund
(continued)
Portfolio of Investments
February 28, 2023

NIQ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Kentucky (continued)
Kentucky Economic Development Finance Authority,
Revenue Bonds, Next Generation Kentucky Information
Highway Project, Senior Series 2015A:
$ 925 4.250%, 7/01/35 7/25 at 100.00 BBB+   $ 893,846
1,400 5.000%, 1/01/45 7/25 at 100.00 BBB+   1,351,504
3,000 Kentucky Public Transportation Infrastructure Authority, Toll Revenue
Bonds, Downtown Crossing Project, Capital Appreciation First Tier
Series 2013B, 0.000%, 7/01/23
No Opt. Call Baa2   2,964,510
8,325 Total Kentucky 8,386,420
Louisiana - 0.3% (0.3% of Total Investments)
530 New Orleans Aviation Board, Louisiana, Special Facility Revenue Bonds,
Parking Facilities Corporation Consolidated Garage System, Series
2018A, 5.000%, 10/01/43 - AGM Insured
10/28 at 100.00 AA   554,269
530 Total Louisiana 554,269
Maine - 2.5% (2.6% of Total Investments)
1,000 Maine Health and Higher Educational Facilities Authority Revenue
Bonds, Eastern Maine Medical Center Obligated Group Issue, Series
2013, 5.000%, 7/01/33, (Pre-refunded 7/01/23)
7/23 at 100.00 Ba1  (4) 1,005,490
1,000 Maine Health and Higher Educational Facilities Authority Revenue
Bonds, MaineHealth Issue, Series 2018A, 5.000%, 7/01/43
7/28 at 100.00 A+   1,022,750
Maine Turnpike Authority, Special Obligation Bonds,
Series 2014:
340 5.000%, 7/01/27 7/24 at 100.00 A+   347,946
1,850 5.000%, 7/01/29 7/24 at 100.00 A+   1,890,311
4,190 Total Maine 4,266,497
Maryland - 0.4% (0.4% of Total Investments)
615 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017, 5.000%, 9/01/34
9/27 at 100.00 CCC+   618,155
615 Total Maryland 618,155
Michigan - 7.4% (7.6% of Total Investments)
1,000 Detroit City School District, Wayne County, Michigan, General
Obligation Bonds, Tender Option Bond Trust 3308, 9.966%, 5/01/30 -
AGM Insured, 144A, (IF) (5)
No Opt. Call Aa1   1,754,060
5 Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien,
Series 2006B, 5.000%, 7/01/36 - FGIC Insured
3/23 at 100.00 A+   5,007
5 Detroit, Michigan, Water Supply System Revenue Bonds, Second Lien
Series 2003B, 5.000%, 7/01/34 - NPFG Insured
3/23 at 100.00 A+   5,008
190 Flint Hospital Building Authority, Michigan, Building Authority Revenue
Bonds, Hurley Medical Center, Series 2013A, 5.000%, 7/01/23
No Opt. Call BBB-   190,509
2,355 Kalamazoo County, Michigan, General Obligation Bonds, Limitied Tax
Series 2022, 4.000%, 5/01/45
5/31 at 100.00 AA+   2,291,439
3,000 Michigan Finance Authority, Local Government Loan Program Revenue
Bonds, Detroit Water & Sewerage Department Water Supply System
Local Project, Refunding Senior Loan Series 2014D-1, 5.000%, 7/01/23
- AGM Insured
No Opt. Call AA   3,015,480
1,210 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2007 Sold Tobacco Receipts, Series 2020B-1-CL2, 5.000%, 6/01/49
12/30 at 100.00 BBB+   1,223,068
4,000 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program,
Series 2021A, 4.000%, 11/15/37 (5)
11/31 at 100.00 AA+   4,062,440
11,765 Total Michigan 12,547,011

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota - 1.1% (1.1% of Total Investments)
$ 2,000 Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Essentia Health Obligated Group, Series
2018A, 4.250%, 2/15/43
2/28 at 100.00 A-   $ 1,913,300
2,000 Total Minnesota 1,913,300
Montana - 1.4% (1.4% of Total Investments)
Montana Facility Finance Authority, Healthcare Facility
Revenue Bonds, Kalispell Regional Medical Center, Series
2018B:
985 5.000%, 7/01/28 No Opt. Call BBB   1,030,142
1,270 5.000%, 7/01/29 7/28 at 100.00 BBB   1,323,899
2,255 Total Montana 2,354,041
Nevada - 1.7% (1.8% of Total Investments)
515 Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional
Healthcare Project, Series 2017A, 5.000%, 9/01/47
9/27 at 100.00 A-   522,293
1,000 Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds,
Series 2018C, 5.250%, 7/01/43
7/28 at 100.00 Aa3   1,058,250
1,295 Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue
Bonds, Refunding Series 2016, 5.000%, 6/15/26
No Opt. Call BBB+   1,338,486
2,810 Total Nevada 2,919,029
New Jersey - 2.1% (2.1% of Total Investments)
1,000 New Jersey Economic Development Authority, School Facilities
Construction Financing Program Bonds, Tender Option Bond Trust
2016-XF2340, 0.000%, 9/01/25, 144A, (IF) (5)
3/25 at 100.00 Baa1   1,002,510
1,000 New Jersey Economic Development Authority, Special Facilities
Revenue Bonds, Continental Airlines Inc., Series 1999, 5.250%,
9/15/29, (AMT)
3/23 at 101.00 Ba3   995,150
1,225 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2020AA, 4.000%, 6/15/50
12/30 at 100.00 A3   1,110,181
450 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 BBB-   445,509
3,675 Total New Jersey 3,553,350
New York - 7.0% (7.1% of Total Investments)
495 Buffalo and Erie County Industrial Land Development Corporation,
New York, Revenue Bonds, Catholic Health System, Inc. Project, Series
2015, 5.000%, 7/01/29
7/25 at 100.00 B-   450,440
435 Liberty Development Corporation, New York, Goldman Sachs
Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37
No Opt. Call A2   493,864
3,545 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2017, 5.000%, 9/01/42
9/27 at 100.00 A   3,734,480
1,390 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020C-1,
5.000%, 11/15/50
5/30 at 100.00 A3   1,399,077
750 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Green Climate Certified Series 2020E,
5.000%, 11/15/30
No Opt. Call A3   803,400
1,000 New York City, New York, General Obligation Bonds, Fiscal 2021 Series
C, 5.000%, 8/01/42
8/30 at 100.00 AA   1,072,930
1,750 New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Bidding Group 1 Series 2022A, 4.000%, 3/15/49
9/32 at 100.00 AA+   1,641,693

Nuveen Intermediate Duration Quality Municipal Term Fund
(continued)
Portfolio of Investments
February 28, 2023

NIQ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 2,000 Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue
Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-City Sales Tax,
Series 2022A, 5.250%, 5/15/57
11/32 at 100.00 AAA   $ 2,180,980
11,365 Total New York 11,776,864
North Dakota - 0.7% (0.7% of Total Investments)
1,250 Cass County, North Dakota, Health Care Facilities Revenue Bonds,
Essential Health Obligated Group, Series 2018B, 4.250%, 2/15/43
2/28 at 100.00 A-   1,195,812
1,250 Total North Dakota 1,195,812
Ohio - 3.0% (3.1% of Total Investments)
4,325 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R   3,933,285
3,000 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Project, Refunding Series
2006A, 3.750%, 12/01/23 (6)
No Opt. Call N/R   3,750
1,150 Ohio State, Private Activity Bonds, Portsmouth Gateway Group, LLC -
Borrower, Portsmouth Bypass Project, Series 2015, 5.000%, 12/31/27
- AGM Insured, (AMT)
6/25 at 100.00 AA   1,174,989
8,475 Total Ohio 5,112,024
Oklahoma - 0.3% (0.3% of Total Investments)
500 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B, 5.500%, 8/15/57
8/28 at 100.00 BB-   452,350
500 Total Oklahoma 452,350
Pennsylvania - 1.3% (1.4% of Total Investments)
520 Erie Higher Education Building Authority, Pennsylvania, Revenue Bonds,
Gannon University Project, Series 2013, 4.000%, 5/01/23
No Opt. Call BBB+   519,532
1,700 Pennsylvania Economic Development Financing Authority, Private
Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement
Project, Series 2015, 5.000%, 6/30/28, (AMT)
6/26 at 100.00 BBB   1,731,433
2,220 Total Pennsylvania 2,250,965
Puerto Rico - 1.6% (1.6% of Total Investments)
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
660 4.500%, 7/01/34 7/25 at 100.00 N/R   654,417
2,175 4.550%, 7/01/40 7/28 at 100.00 N/R   2,031,167
2,835 Total Puerto Rico 2,685,584
South Carolina - 1.7% (1.8% of Total Investments)
1,000 Piedmont Municipal Power Agency, South Carolina, Electric Revenue
Bonds, Refunding Series 2021A, 4.000%, 1/01/25
No Opt. Call A-   1,007,540
1,758 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2022B, 5.000%, 12/01/31
No Opt. Call A-   1,947,917
2,758 Total South Carolina 2,955,457
Tennessee - 9.0% (9.2% of Total Investments)
1,000 Greeneville Health and Educational Facilities Board, Tennessee, Hospital
Revenue Bonds, Ballad Health, Series 2018A, 5.000%, 7/01/36
7/28 at 100.00 A   1,048,390
Jackson, Tennessee, Hospital Revenue Bonds, Jackson-
Madison County General Hospital Project, Series 2018A:
2,180 5.000%, 4/01/35 10/28 at 100.00 A2   2,288,869
110 5.000%, 4/01/35, (Pre-refunded 10/01/28) 10/28 at 100.00 A-  (4) 122,014

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tennessee (continued)
$ 2,000 Knox County Health, Educational and Housing Facility Board, Tennessee,
Hospital Revenue Bonds, Covenant Health, Refunding Series 2012A,
5.000%, 1/01/26
3/23 at 100.00 A+   $ 2,007,440
2,000 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Belmont
University, Refunding & Improvement Series 2021, 4.000%, 5/01/46
5/31 at 100.00 A   1,802,260
450 Metropolitan Government of Nashville-Davidson County, Tennessee,
Water and Sewerage Revenue Bonds, Green Series 2017A, 5.000%,
7/01/42
7/27 at 100.00 AA   473,207
1,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022A, 5.250%, 7/01/47
7/32 at 100.00 A1   1,093,430
1,400 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006B, 5.625%, 9/01/26
No Opt. Call BBB   1,445,472
The Tennessee Energy Acquisition Corporation, Gas
Revenue Bonds, Series 2006C:
1,490 5.000%, 2/01/24 No Opt. Call A   1,492,593
1,365 5.000%, 2/01/25 No Opt. Call A   1,369,627
1,870 West Wilson Utility District, Wilson County, Tennessee, Water Revenue
Bonds, Improvement Series 2022, 5.000%, 6/01/42
6/32 at 100.00 AA   2,058,963
14,865 Total Tennessee 15,202,265
Texas - 2.6% (2.6% of Total Investments)
2,000 Gulf Coast Industrial Development Authority, Texas, Solid Waste
Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series
1995, 4.875%, 5/01/25, (AMT)
3/23 at 100.00 BB   1,985,900
960 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Refunding Second Lien Series 2014C, 5.000%, 11/15/25
11/24 at 100.00 Baa1   978,883
1,005 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third
Lien Series 2004A-3, 0.000%, 11/15/33 - NPFG Insured
11/24 at 59.10 Baa2   550,831
765 Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply
Revenue Bonds, Senior Lien Series 2008D, 6.250%, 12/15/26
No Opt. Call A2   798,522
4,730 Total Texas 4,314,136
Virginia - 0.8% (0.8% of Total Investments)
1,340 Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution
Revenue Bonds, First Tier Series 2016, 5.000%, 7/01/41 - AGM Insured
7/26 at 100.00 AA   1,360,127
1,340 Total Virginia 1,360,127
Washington - 1.4% (1.4% of Total Investments)
700 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2015A, 5.000%, 4/01/27
10/24 at 100.00 AA-   717,689
Washington State Convention Center Public Facilities
District, Lodging Tax Revenue Bonds, Refunding
Series2021B. Exchange Purchase:
210 4.000%, 7/01/34 7/31 at 100.00 Baa1   201,608
1,550 4.000%, 7/01/37 7/31 at 100.00 Baa3   1,370,820
2,460 Total Washington 2,290,117
$ 158,191 Total Municipal Bonds (cost $161,071,715) 158,634,656

Nuveen Intermediate Duration Quality Municipal Term Fund
(continued)
Portfolio of Investments
February 28, 2023

NIQ
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Value
X 7,429,700 COMMON STOCKS - 4.4% (4.5% of Total Investments)
X 7,429,700
Independent Power And Renewable Electricity Producers - 4.4% (4.5% of Total Investments)
97,015 Energy Harbor Corp (7),(8) $ 7,429,700
Total Independent Power And Renewable Electricity Producers 7,429,700
Total Common Stocks (cost $2,765,568) 7,429,700
Total Long-Term Investments (cost $163,837,283) 166,064,356
Other Assets & Liabilities, Net -  1.7% 2,905,121
Net Assets Applicable to Common Shares - 100% $ 168,969,477
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 158,634,656 $ – $ 158,634,656
Common Stocks – 7,429,700 – 7,429,700
Total
$ – $ 166,064,356 $ – $ 166,064,356
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7) Common Stock received as part of the bankruptcy settlement during February 2020 for Ohio Air Quality Development Authority, Ohio,
Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23.
(8) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.

SIFMA Securities Industry and Financial Market Association